Consolidated balance sheet - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
ASSETS
Cash and non-interest-bearing deposits with banks	$ 3,840	$ 4,380
Interest-bearing deposits with banks	13,519	13,311
Securities (Note 4)	121,310	101,664
Cash collateral on securities borrowed	3,664	5,488
Securities purchased under resale agreements	56,111	43,450
Loans (Note 5)
Residential mortgages	208,652	207,749
Personal	43,651	43,058
Credit card	12,755	12,673
Business and government	125,798	109,555
Allowance for credit losses	(1,915)	(1,639)
Total loans	388,941	371,396
Other
Derivative instruments (Note 12)	23,895	21,431
Customers' liability under acceptances	9,167	10,265
Land, buildings and equipment (Note 7)	1,813	1,795
Goodwill (Note 8)	5,449	5,564
Software and other intangible assets (Note 8)	1,969	1,945
Investments in equity-accounted associates and joint ventures (Note 25)	586	526
Deferred tax assets (Note 19)	517	601
Other assets (Note 9)	20,823	15,283
Other miscellaneous assets	64,219	57,410
Total assets	651,604	597,099
Deposits (Note 10)
Personal	178,091	163,879
Business and government	257,502	240,149
Bank	11,224	14,380
Secured borrowings	38,895	42,607
Deposits	485,712	461,015
Obligations related to securities sold short	15,635	13,782
Cash collateral on securities lent	1,822	2,731
Obligations related to securities sold under repurchase agreements	51,801	30,840
Other
Derivative instruments (Note 12)	25,113	20,973
Acceptances	9,188	10,296
Deferred tax liabilities (Note 19)	38	43
Other liabilities (Note 11)	19,031	18,223
Other miscellaneous liabilities	53,370	49,535
Subordinated indebtedness (Note 14)	4,684	4,080
Equity
Contributed surplus	125	136
Retained earnings	20,972	18,537
Accumulated other comprehensive income (AOCI)	881	777
Total shareholders' equity	38,394	34,943
Non-controlling interests	186	173
Total equity	38,580	35,116
Total liabilities and equities	651,604	597,099
Preference shares [member]
Equity
Issued shares (Note 15)	2,825	2,250
Total equity	2,825	2,250
Common shares [member]
Equity
Issued shares (Note 15)	13,591	13,243
Total equity	$ 13,591	$ 13,243